ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2010

Salaries and benefits	$1,633,111	$1,364,636
Accrued purchase price for CMAC acquisition	-	2,205,000
Interest payable	58,479	111,881
Professional fees	80,490	69,788
Vendor purchases	300,834	749,852
Sales tax payable	229,565	176,744
Other fees and expenses	111,809	203,915

Total accrued expenses and other current liabilities	$2,414,288	$4,881,816